Exhibit 1

Ernst & Young LLP One Manhattan West New York, NY 10001	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

J.P. Morgan Chase Commercial Mortgage Securities Corp. (the “Depositor”)

JPMorgan Chase Bank, National Association

J.P. Morgan Securities LLC

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

Goldman Sachs Mortgage Company

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Bank of Montreal

BMO Capital Markets Corp.

Drexel Hamilton, LLC

Academy Securities, Inc.

(collectively, the “Specified Parties”)

Re:	NYO Commercial Mortgage Trust 2021-1290 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2021-1290 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to and acknowledged as appropriate by the Specified Parties, for the intended purpose of assisting the Specified Parties in evaluating the accuracy of certain information with respect to the Mortgage Loan (as defined herein) contained on the Data Files (as defined herein) (the “Subject Matter”) relating to the Issuing Entity’s securitization transaction as of 1 November 2021. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The appropriateness of these procedures is solely the responsibility of the Specified Parties identified in this report. No other party acknowledged the appropriateness of the procedures. Consequently, we make no representation regarding the appropriateness of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Copies of various source documents (the “Source Documents”), which are listed on Exhibit 1 to Attachment A,
c.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Depositor instructed us to compare to information contained in the Source Documents,
d.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Depositor instructed us to recalculate using information on the Data Files,
e.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Depositor instructed us to perform no procedures,

f.	A draft of the preliminary confidential offering circular for the Issuing Entity’s securitization transaction (the “Draft Preliminary Offering Circular”) and
g.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Subject Matter, Data Files, Source Documents, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, Draft Preliminary Offering Circular and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform, and we have not performed, any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the appropriateness, accuracy, completeness or reasonableness of the Source Documents, Provided Characteristics, Draft Preliminary Offering Circular or any other information provided to us by the Depositor upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion or conclusion as to: (a) the existence of the Mortgage Loan, (b) questions of legal or tax interpretation or (c) the appropriateness, accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants (the “AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the AICPA on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loan conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loan,
iii.	Whether the originator(s) of the Mortgage Loan complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loan that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

We are required to be independent of the Depositor and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

This report is intended solely for the information and use of the Specified Parties and is not intended to be, and should not be, used by anyone other than the Specified Parties. It is not intended to be, and should not be, used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

1 November 2021

Attachment A Page 1 of 5

Background

For the purpose of the procedures described in this report, the Depositor indicated that:

a.	The assets of the Issuing Entity will consist primarily of a two-year (subject to five, one-year options), floating rate, interest-only mortgage loan (the “Mortgage Loan”) evidenced by certain componentized promissory notes and
b.	The Mortgage Loan is secured by, among other things, a first priority mortgage lien on the borrowers’ fee simple interest in an office building located in New York, New York (the “Property”).

Procedures performed and our associated findings

1.	The Depositor provided us with:
a.	An electronic data file (the “Preliminary Data File”) that the Depositor indicated contains information relating to the Mortgage Loan and Property that is expected to be as of 15 November 2021 (the “Reference Date”) and
b.	Record layout and decode information relating to the information on the Preliminary Data File.

Using the information in the Source Documents, we compared the Compared Characteristics listed on Exhibit 2 to Attachment A, as shown on the Preliminary Data File, to the corresponding information in the Source Documents indicated on Exhibit 2 to Attachment A, subject to the instructions, assumptions and methodologies stated in the notes on Exhibit 2 to Attachment A. If more than one Source Document is listed for a Compared Characteristic, the Depositor instructed us to note agreement if the value on the Preliminary Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents listed for such Compared Characteristic on Exhibit 2 to Attachment A (except as described in the notes on Exhibit 2 to Attachment A). We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

We performed certain procedures on earlier versions of the Data Files and communicated differences prior to being provided the Data Files which were subjected to the procedures as described herein.

2.	As instructed by the Depositor, we adjusted the information on the Preliminary Data File to correct all the differences we noted in performing the procedures described in the Item above and provided a list of such differences to the Depositor. The Preliminary Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

Attachment A Page 2 of 5

3.	Subsequent to the performance of the procedures described in the Items above, we received from the Depositor:
a.	An electronic data file (the “Final Data File,” which together with the Preliminary Data File comprise the Data Files) that the Depositor indicated contains information relating to the Mortgage Loan and Property as of the Reference Date and
b.	Record layout and decode information relating to the information on the Final Data File.

Using information on the:

a.	Final Data File and
b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

4.	Using the “First Payment Date,” as shown on the Final Data File, we recalculated the “Seasoning” of the Mortgage Loan as of the Reference Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

5.	Using the:
a.	First Payment Date,
b.	Initial Maturity Date and
c.	Extended Maturity Date,

as shown on the Final Data File, we recalculated the:

i.	Original Mortgage Loan Term (Excluding Extensions) and
ii.	Original Mortgage Loan Term (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

6.	Using the:
a.	Seasoning,
b.	Original Mortgage Loan Term (Excluding Extensions) and
c.	Original Mortgage Loan Term (Including Extensions),

as shown on the Final Data File, we recalculated the:

i.	Remaining Mortgage Loan Term to Maturity (Excluding Extensions) and
ii.	Remaining Mortgage Loan Term to Maturity (Including Extensions)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 5

7.	The applicable Source Document(s) indicate that the Mortgage Loan is interest-only for its entire term, including during any extension period options. Based on this information, the Depositor instructed us to:
a.	Use “0” for the:
i.	Original Mortgage Loan Amortization Term (Excluding Extensions),
ii.	Remaining Mortgage Loan Amortization Term (Excluding Extensions) and
iii.	Remaining Mortgage Loan Amortization Term (Including Extensions)

of the Mortgage Loan,

b.	Use the “Original Mortgage Loan Term (Excluding Extensions),” as shown on the Final Data File, for the “Mortgage Loan IO Period” of the Mortgage Loan and
c.	Use the “Original Mortgage Loan Balance,” as shown on the Final Data File, for the:
i.	Principal balance of the Mortgage Loan as of the Reference Date (the “Cut-off Date Mortgage Loan Balance”) and
ii.	Principal balance of the Mortgage Loan as of the “Initial Maturity Date” of the Mortgage Loan (the “Maturity Date Mortgage Loan Balance”).

We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

8.	Using the:
a.	Mortgage Loan Margin,
b.	LIBOR Floor,
c.	LIBOR Rounding Methodology and
d.	LIBOR Cap,

as shown on the Final Data File, and a LIBOR assumption of 0.08000% provided by the Depositor, we recalculated the:

i.	Mortgage Loan Interest Rate (At Assumed LIBOR) and
ii.	Mortgage Loan Interest Rate (At LIBOR Cap)

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	Original Mortgage Loan Balance,
b.	Mortgage Loan Interest Rate (At Assumed LIBOR),
c.	Mortgage Loan Interest Rate (At LIBOR Cap) and
d.	Accrual Basis,

as shown on the Final Data File, and the calculation methodologies provided by the Depositor which are described in the succeeding paragraph(s) of this Item, we recalculated the:

i.	Annual Mortgage Loan Debt Service,
ii.	Monthly Mortgage Loan Debt Service,
iii.	Annual Mortgage Loan Debt Service @ Cap and
iv.	Monthly Mortgage Loan Debt Service @ Cap

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 4 of 5

9. (continued)

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At Assumed LIBOR),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service.”

For the purpose of this procedure, the Depositor instructed us to recalculate the “Annual Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as the product, rounded to two decimal places, of:

a.	The “Original Mortgage Loan Balance,” as shown on the Final Data File,
b.	The “Mortgage Loan Interest Rate (At LIBOR Cap),” as shown on the Final Data File, and
c.	365/360.

For the purpose of this procedure, the Depositor instructed us to recalculate the “Monthly Mortgage Loan Debt Service @ Cap” of the Mortgage Loan as 1/12th of the “Annual Mortgage Loan Debt Service @ Cap.”

10.	Using the:
a.	Cut-off Date Mortgage Loan Balance,
b.	Maturity Date Mortgage Loan Balance,
c.	Annual Mortgage Loan Debt Service,
d.	Annual Mortgage Loan Debt Service @ Cap,
e.	As-Is Appraised Value,
f.	Underwritten In-Place NOI,
g.	Underwritten In-Place NCF and
h.	Units,

as shown on the Final Data File, and the applicable calculation methodologies and assumptions described in the Draft Preliminary Offering Circular, we recalculated the:

i.	Mortgage Loan Cut-Off Date LTV,
ii.	Mortgage Loan Maturity Date LTV,
iii.	Mortgage Loan Underwritten As-Is NOI DY,
iv.	Mortgage Loan Underwritten As-Is NCF DY,
v.	Mortgage Loan Underwritten As-Is NOI DSCR,
vi.	Mortgage Loan Underwritten As-Is NCF DSCR,
vii.	Mortgage Loan Underwritten As-Is NOI DSCR @ Cap,
viii.	Mortgage Loan Underwritten As-Is NCF DSCR @ Cap and
ix.	Cut-off Date Mortgage Loan Balance Per SF

of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 5

10. (continued)

For the purpose of this procedure, the Depositor instructed us to:

a.	Round the characteristics listed in i. through iv. above to the nearest 1/10th of one percent and
b.	Round the characteristics listed in v. through ix. above to two decimal places.

11.	Using the:
a.	Units,
b.	SF1,
c.	SF2,
d.	SF3,
e.	SF4 and
f.	SF5,

as shown on the Final Data File, we recalculated the:

i.	Space Pct 1,
ii.	Space Pct 2,
iii.	Space Pct 3,
iv.	Space Pct 4 and
v.	Space Pct 5

of the Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

12.	Using the:
a.	Master Servicer and
b.	Primary Servicer,

as shown on the Final Data File, we recalculated the “Servicing Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

13.	Using the:
a.	Servicing Fee,
b.	Trustee Fee/Cert Admin,
c.	Operating Advisor Fee and
d.	CREFC Fee,

as shown on the Final Data File, we recalculated the “Total Admin Fee” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	Using the:
a.	Total Admin Fee and
b.	Mortgage Loan Margin,

as shown on the Final Data File, we recalculated the “Net Margin Rate” of the Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Exhibit 1 to Attachment A

Source Documents

Mortgage Loan Source Document

Source Document Title	Source Document Date

Mortgage Loan Agreement (see Note 1)	1 November 2021

Property Source Documents

Source Document Title	Source Document Date

Appraisal Report	7 October 2021

Engineering Report	2 September 2021

Phase I Environmental Report	1 September 2021

Underwriter’s Summary Report	Not Dated

Underwritten Rent Roll	1 November 2021

Management Agreement	26 April 2006

Lease Agreements	Various

Lease Abstracts	20 August 2021

Sublease Report	2 August 2021

Financing Memorandum	Not Dated

Note:

1.	The indicated provided Source Document(s) are draft document(s). For the purpose of the procedures described in this report, the Depositor instructed us to treat the indicated Source Document(s) as fully executed.

Exhibit 2 to Attachment A Page 1 of 5

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Street Address (see Note 1)	Appraisal Report
City (see Note 1)	Appraisal Report
State / Province (see Note 1)	Appraisal Report
Zip Code	Appraisal Report
Property Type	Appraisal Report
Property Sub Type	Appraisal Report
Class	Appraisal Report
Year Built	Appraisal Report
Year Renovated	Appraisal Report
Units	Underwritten Rent Roll
Unit Type	Underwritten Rent Roll
Occupancy %	Underwritten Rent Roll
Occupancy Date	Underwritten Rent Roll

Third Party Information:

Characteristic	Source Document(s)

As-Is Appraised Value	Appraisal Report
Appraisal Cap Rate	Appraisal Report
Appraisal Firm	Appraisal Report
Appraisal (Valuation Date)	Appraisal Report
Environmental Firm	Phase I Environmental Report
Phase I Date	Phase I Environmental Report
Engineering Firm	Engineering Report
Engineering Report Date	Engineering Report

Major Tenant Information: (see Note 2)

Characteristic	Source Document(s)

Tenant Name 1	Underwritten Rent Roll
SF1	Underwritten Rent Roll
Tenant Lease Expiration Date 1	Underwritten Rent Roll
Tenant Name 2	Underwritten Rent Roll
SF2	Underwritten Rent Roll

Exhibit 2 to Attachment A Page 2 of 5

Major Tenant Information: (continued)

Characteristic	Source Document(s)

Tenant Lease Expiration Date 2	Underwritten Rent Roll
Tenant Name 3	Underwritten Rent Roll
SF3	Underwritten Rent Roll
Tenant Lease Expiration Date 3	Underwritten Rent Roll
Tenant Name 4	Underwritten Rent Roll
SF4	Underwritten Rent Roll
Tenant Lease Expiration Date 4	Underwritten Rent Roll
Tenant Name 5	Underwritten Rent Roll
SF5	Underwritten Rent Roll
Tenant Lease Expiration Date 5	Underwritten Rent Roll

Underwriting Information: (see Note 3)

Characteristic	Source Document(s)

2018 Effective Gross Income	Underwriter’s Summary Report
2018 Expense Total	Underwriter’s Summary Report
2018 NOI	Underwriter’s Summary Report
2019 Effective Gross Income	Underwriter’s Summary Report
2019 Expense Total	Underwriter’s Summary Report
2019 NOI	Underwriter’s Summary Report
2020 Effective Gross Income	Underwriter’s Summary Report
2020 Expense Total	Underwriter’s Summary Report
2020 NOI	Underwriter’s Summary Report
TTM Date	Underwriter’s Summary Report
TTM Effective Gross Income	Underwriter’s Summary Report
TTM Expense Total	Underwriter’s Summary Report
TTM NOI	Underwriter’s Summary Report
Underwritten In-Place Effective Gross Income	Underwriter’s Summary Report
Underwritten In-Place Expense Total	Underwriter’s Summary Report
Underwritten In-Place NOI	Underwriter’s Summary Report
Underwritten In-Place Replacement Reserves	Underwriter’s Summary Report
Underwritten In-Place TI/LC	Underwriter’s Summary Report
Underwritten In-Place NCF	Underwriter’s Summary Report
Underwritten In-Place Economic Occupancy	Underwriter’s Summary Report

Reserve and Escrow Information:

Characteristic	Source Document(s)

Upfront Required Repairs	Mortgage Loan Agreement
Initial Tax Reserve	Mortgage Loan Agreement
Monthly Tax Reserve	Mortgage Loan Agreement
Tax Reserve Cap	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 3 of 5

Reserve and Escrow Information: (continued)

Characteristic	Source Document(s)

Initial Insurance Reserve	Mortgage Loan Agreement
Monthly Insurance Reserve	Mortgage Loan Agreement
Insurance Reserve Cap	Mortgage Loan Agreement
Initial Replacement Reserves	Mortgage Loan Agreement
Monthly Replacement Reserves	Mortgage Loan Agreement
Replacement Reserves Cap	Mortgage Loan Agreement
Initial Rollover Reserve	Mortgage Loan Agreement
Monthly Rollover Reserve	Mortgage Loan Agreement
Rollover Reserve Cap	Mortgage Loan Agreement
Initial Free Rent Reserve	Mortgage Loan Agreement
Monthly Free Rent Reserve	Mortgage Loan Agreement
Monthly Free Rent Reserve Cap	Mortgage Loan Agreement
Other Reserve Type	Mortgage Loan Agreement
Other Reserve Initial Deposit	Mortgage Loan Agreement
Other Reserve Monthly Deposit	Mortgage Loan Agreement
Other Reserve Cap	Mortgage Loan Agreement

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Entities	Mortgage Loan Agreement
Original Mortgage Loan Balance	Mortgage Loan Agreement
First Payment Date	Mortgage Loan Agreement
Initial Maturity Date	Mortgage Loan Agreement
Extended Maturity Date	Mortgage Loan Agreement
Payment Date	Mortgage Loan Agreement
Extension Options	Mortgage Loan Agreement
Extension Description	Mortgage Loan Agreement
Extension Test Description	Mortgage Loan Agreement
Extension Spread Increase (Yes/No)	Mortgage Loan Agreement
First Extension Spread Increase	Mortgage Loan Agreement
Second Extension Spread Increase	Mortgage Loan Agreement
Third Extension Spread Increase	Mortgage Loan Agreement
Fourth Extension Spread Increase	Mortgage Loan Agreement
Fifth Extension Spread Increase	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 4 of 5

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

First Extension Fee	Mortgage Loan Agreement
Second Extension Fee	Mortgage Loan Agreement
Third Extension Fee	Mortgage Loan Agreement
Fourth Extension Fee	Mortgage Loan Agreement
Fifth Extension Fee	Mortgage Loan Agreement
Payment Grace Period Event of Default	Mortgage Loan Agreement
Payment Grace Period Event of Late Fee	Mortgage Loan Agreement
Balloon Grace Period Event of Default	Mortgage Loan Agreement
Balloon Grace Period Event of Late Fee (see Note 4)	Mortgage Loan Agreement
Interest Accrual Period Start	Mortgage Loan Agreement
Interest Accrual Period End	Mortgage Loan Agreement
Interest Rate Adjustment Frequency	Mortgage Loan Agreement
LIBOR Rounding Methodology	Mortgage Loan Agreement
LIBOR Lookback Days	Mortgage Loan Agreement
LIBOR Floor	Mortgage Loan Agreement
Extension Term LIBOR CAP	Mortgage Loan Agreement
Rate Type	Mortgage Loan Agreement
Amortization Type	Mortgage Loan Agreement
Accrual Basis	Mortgage Loan Agreement
Prepayment String	Mortgage Loan Agreement
Partial Prepayments Allowed	Mortgage Loan Agreement
Future Funding Provisions	Mortgage Loan Agreement
Partial Release Permitted	Mortgage Loan Agreement
LockBox (Y/N)	Mortgage Loan Agreement
LockBox Type (see Note 5)	Mortgage Loan Agreement
Cash Management (see Note 6)	Mortgage Loan Agreement
Springing Conditions	Mortgage Loan Agreement
Single Asset Entity	Mortgage Loan Agreement
Single Purpose Entity	Mortgage Loan Agreement
Sponsors	Mortgage Loan Agreement
Additional Debt Permitted	Mortgage Loan Agreement

Exhibit 2 to Attachment A Page 5 of 5

Notes:

1.	For the purpose of comparing the indicated characteristics, the Depositor instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “Major Tenant Information” characteristics, the Depositor instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date associated with the space which has the largest square footage, as shown in the applicable Source Document(s).

3.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Depositor instructed us to ignore differences of +/– $1 or less.

4.	For the purpose of comparing the “Balloon Grace Period Event of Late Fee” characteristic, the Depositor instructed us to use the “Payment Grace Period Event of Late Fee,” as shown in the applicable Source Document(s), as the applicable Source Document(s) did not specify a grace period for the payment due on the “Initial Maturity Date” or another maturity date during any extension period.

5.	For the purpose of comparing the “LockBox Type” characteristic, the Depositor instructed us to use “Hard” if the applicable Source Document(s) require the borrower(s) or manager(s) to direct tenants to pay rents directly to a lockbox account controlled by the lender(s).

6.	For the purpose of comparing the “Cash Management” characteristic, the Depositor instructed us to use “Springing” if:
a.	Prior to the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to an account controlled by the borrower(s) and
b.	Upon the occurrence of an event of default or one or more specific trigger events described in the applicable Source Document(s), revenue in the lockbox account is transferred to a cash management account controlled by the lender(s) and the funds are disbursed according to the applicable Source Document(s).

We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the instructions, assumptions and methodologies provided by the Depositor that are described in the notes above.

Exhibit 3 to Attachment A

Provided Characteristics

Characteristic
No.
Property No.
Property Name
Property Count
Percentage of Cut-Off Date Mortgage Loan Balance
Appraised Value Description
Seismic Zone
Seismic Date
Seismic Firm
Seismic PML %
Origination Date
Mortgage Loan Margin
Loan Purpose
LIBOR Cap
LIBOR Cap Expiration Date
LIBOR Cap Provider
LIBOR Cap Provider Rating (M/S&P/F)
Ownership Interest
Ground Lease? (Y/N)
Ground Lease Expiration Date
Ground Lease Extension Terms
Annual Ground Lease Payment
Ground Lease Escalation Terms
Non-Consolidation Letter
Guarantor
Additional Debt Type
Master Servicer
Primary Servicer
Trustee Fee/Cert Admin
Operating Advisor Fee
CREFC Fee

Note:	We performed no procedures to determine the appropriateness, accuracy, completeness or reasonableness of the Provided Characteristics.